RESTRICTED CASH (Details) - USD ($)	Feb. 28, 2018	Jan. 31, 2018	May 31, 2017
RESTRICTED CASH
Collateral savings amount		$ 150,000	$ 100,000
Restricted cash		$ 150,000	$ 100,000
Interest percentage on collateral savings account		0.25%	0.05%
Restricted cash withdrawal amount	$ 100,000